Stated share capital - Authorised and issued (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Authorised number of shares (in shares)	10,000,000	10,000,000	10,000,000
Reconciliation of issued number of shares
Number of shares in issue at beginning of the year (in shares)	2,830,567	2,830,567	2,830,370
Shares issued under Sibanye-Stillwater/SGL share plan (in shares)	0	0	197
Number of shares in issue at end of the year (in shares)	2,830,567	2,830,567	2,830,567